PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of composition of property and equipment by class
	R$ thousands
	Depreciation	Cost	Accumulated depreciation	Net
Buildings	4%	8,386,525	(4,776,314)	3,610,211
Land	-	912,088	-	912,088
Installations, property and equipment for use	10%	6,070,838	(2,996,346)	3,074,492
Security and communication systems	10%	404,802	(278,452)	126,350
Data processing systems	20 to 40%	12,361,949	(9,056,887)	3,305,062
Transportation systems	10 to 20%	237,034	(147,228)	89,806
Balance on December 31, 2023 (1)		28,373,236	(17,255,227)	11,118,009

Buildings	4%	8,091,082	(3,971,609)	4,119,473
Land	-	929,066	-	929,066
Installations, property and equipment for use	10%	6,278,097	(3,049,442)	3,228,655
Security and communication systems	10%	371,569	(296,778)	74,791
Data processing systems	20 to 40%	12,268,559	(8,744,776)	3,523,783
Transportation systems	10 to 20%	229,717	(134,363)	95,354
Balance on December 31, 2022 (1)		28,168,090	(16,196,968)	11,971,122

(1) Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.

Schedule of change in property and equipment by class
	R$ thousands
	Buildings	Land	Facilities, furniture and property and equipment	Security and communications systems	Data processing systems	Transportation systems	Total
Balance on December 31, 2021	5,935,485	973,725	3,162,933	102,094	3,231,533	107,335	13,513,105
Additions	875,455	-	774,483	18,648	2,031,532	28,235	3,728,353
Write-offs	(627,251)	(44,659)	(133,196)	(8,867)	(553,933)	(15,470)	(1,383,376)
Impairment	-	-	(44)	(175)	(3,476)	-	(3,695)
Depreciation (2)	(711,861)	-	(575,521)	(36,909)	(1,181,873)	(24,746)	(2,530,910)
Transfers	(1,352,355)	-	-	-	-	-	(1,352,355)
Balance on December 31, 2022 (1)	4,119,473	929,066	3,228,655	74,791	3,523,783	95,354	11,971,122

Balance on December 31, 2022	4,119,473	929,066	3,228,655	74,791	3,523,783	95,354	11,971,122
Additions	764,177	-	847,636	78,638	1,132,190	18,919	2,841,560
Write-offs	(550,332)	(16,978)	(497,896)	-	-	(1,652)	(1,066,858)
Impairment	-	-	-	(347)	(1,382)	-	(1,729)
Depreciation (2)	(723,107)	-	(503,903)	(26,732)	(1,349,529)	(22,815)	(2,626,086)
Transfers	-	-	-	-	-	-	-
Balance on December 31, 2023 (1)	3,610,211	912,088	3,074,492	126,350	3,305,062	89,806	11,118,009

(1) Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16; and

(2) The difference of R$ 64,831 (2022 - R$ 54,383) in relation to the amount presented in note 35 refers to expenses attributable to insurance results which are presented in the Income Statement in the caption "Insurance and pension income".